UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	August 12, 2011

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	77

Form 13F Information Table Value Total:  	$274,489,000

Bainco International Investors
June 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp          COM              00766t100     2777   101580 SH       Sole                   101580
AT&T Inc                       COM              00206R102     7058   224697 SH       Sole                   224697
Alcoa Inc                      COM              013817101     3740   235800 SH       Sole                   235800
Apple Inc                      COM              037833100     5824    17349 SH       Sole                    17349
Baker Hughes                   COM              057224107     6931    95520 SH       Sole                    95520
Bank of America                COM              060505104     3622   330438 SH       Sole                   330438
Baxter International Inc       COM              071813109     6817   114210 SH       Sole                   114210
Blackrock Inc                  COM              09247X101     4797    25010 SH       Sole                    25010
Bristol Myers Co               COM              110122108     5027   173600 SH       Sole                   173600
CACI International Inc.        COM              127190304      820    13000 SH       Sole                    13000
CBS Corp Cl B                  COM              124857202     4858   170522 SH       Sole                   170522
Capstone Turbine               COM              14067d102       69    45000 SH       Sole                    45000
Chevron Texaco Corp.           COM              166764100      360     3500 SH       Sole                     3500
Chubb Corp                     COM              171232101     4032    64395 SH       Sole                    64395
Citigroup Inc                  COM              172967424      230     5523 SH       Sole                     5523
Consumer Discretionary Sector  COM              81369y407      218     5410 SH       Sole                     5410
Covidien PLC                   COM              g2554f113     4381    82300 SH       Sole                    82300
Dow Chemical                   COM              260543103     3715   103200 SH       Sole                   103200
Energy Select Sector SPDR      COM              81369y506     6187    82105 SH       Sole                    82105
Exxon Mobil Corp               COM              30231g102      826    10148 SH       Sole                    10148
Fleetcor Technologies Inc      COM              339041105     5906   199242 SH       Sole                   199242
Ford Motor Co                  COM              345370860     4402   319200 SH       Sole                   319200
Freeport McMoran Copper & Gold COM              35671D857     3411    64475 SH       Sole                    64475
Gannett Company Inc            COM              364730101     3258   227532 SH       Sole                   227532
General Electric               COM              369604103      337    17870 SH       Sole                    17870
Goodyear Tire                  COM              382550101     3423   204105 SH       Sole                   204105
Honeywell International Inc    COM              438516106     6708   112575 SH       Sole                   112575
Huntington Bancshares Incorpor COM              446150104     2856   435300 SH       Sole                   435300
IBM                            COM              459200101     3422    19945 SH       Sole                    19945
Industrial Select Sector SPDR  COM              81369y704      401    10779 SH       Sole                    10779
Intel Corporation              COM              458140100      598    26984 SH       Sole                    26984
JDS Uniphase Corp              COM              46612j507     3234   194100 SH       Sole                   194100
JP Morgan Chase                COM              46625h100     6271   153187 SH       Sole                   153187
Johnson & Johnson              COM              478160104    15651   235285 SH       Sole                   235285
Juniper Networks Inc           COM              48203r104      597    18960 SH       Sole                    18960
Kulicke & Soffa Industries     COM              501242101      160    14400 SH       Sole                    14400
Masco Corp                     COM              574599106     4272   355150 SH       Sole                   355150
Maxim Integrated Prods.        COM              57772K101     1420    55560 SH       Sole                    55560
McDonald's Corp                COM              580135101      202     2400 SH       Sole                     2400
Merck                          COM              58933y105      223     6322 SH       Sole                     6322
Microsoft Corp                 COM              594918104      512    19675 SH       Sole                    19675
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
New Jersey Resources Corporati COM              646025106      201     4500 SH       Sole                     4500
Nortel Networks Corp           COM              656568508        1    24000 SH       Sole                    24000
Occidental Petroleum Corp      COM              674599105     5278    50727 SH       Sole                    50727
Office Depot                   COM              676220106       71    16729 SH       Sole                    16729
Oracle Corporation             COM              68389X105     5551   168676 SH       Sole                   168676
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
Peets Coffee & Tea Inc         COM              705560100      231     4000 SH       Sole                     4000
PepsiCo Inc                    COM              713448108     5971    84773 SH       Sole                    84773
Pfizer Inc                     COM              717081103     6556   318235 SH       Sole                   318235
Principal Financial Group      COM              74251v102     3141   103250 SH       Sole                   103250
Procter & Gamble Co            COM              742718109     5698    89630 SH       Sole                    89630
Qualcomm                       COM              747525103     5044    88822 SH       Sole                    88822
RF Micro Devices Inc           COM              749941100     3360   548990 SH       Sole                   548990
Raytheon Co                    COM              755111507     5887   118100 SH       Sole                   118100
Republic Services Inc          COM              760759100     6042   195850 SH       Sole                   195850
Rowan Companies Inc            COM              779382100     3799    97900 SH       Sole                    97900
S&P 500 Depository Receipt (Sp COM              78462F103     6429    48717 SH       Sole                    48717
SLM Corp                       COM              78442p106     4054   241150 SH       Sole                   241150
Supertex Inc                   COM              868532102      280    12500 SH       Sole                    12500
Total Fina SA Sponsored ADR    COM              89151E109     4199    72590 SH       Sole                    72590
Toyota Motor Corp Spon ADR     COM              892331307      288     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    28203  1053119 SH       Sole                  1053119
Union Pacific Corp             COM              907818108     5372    51455 SH       Sole                    51455
Vanguard Emerging Markets Stoc COM              922042858     3537    72756 SH       Sole                    72756
Vanguard European Stock ETF    COM              922042874      447     8350 SH       Sole                     8350
Vanguard FTSE All-World Ex-US  COM              922042775     9596   192656 SH       Sole                   192656
Vanguard Pacific Stock ETF     COM              922042866      582    10300 SH       Sole                    10300
Vanguard Small Cap ETF         COM              922908751     1115    14283 SH       Sole                    14283
Vanguard Total Stock Mkt ETF   COM              922908769      706    10320 SH       Sole                    10320
Visa Inc                       COM              92826c839     4266    50625 SH       Sole                    50625
iShares FTSE China 25 Index Fu COM              464287184      202     4700 SH       Sole                     4700
iShares MSCI EAFE Growth Index COM              464288885     2668    42306 SH       Sole                    42306
iShares MSCI EAFE Value Index  COM              464288877     5578   106555 SH       Sole                   106555
iShares MSCI Germany Index     COM              464286806      378    14050 SH       Sole                    14050
iShares MSCI Taiwan Index Fund COM              464286731      208    13700 SH       Sole                    13700